Concentration of Credit Risk and Trade Accounts Receivable (Tables)	3 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	Three Months Ended March 31,
	2013	2012
Customer A	30%	34%
Customer B	15%	—%
Customer C	12%	19%
Customer D	12%	14%
Other	31%	33%
Total	100%	100%